Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
a.	Basis of presentation

The accompanying unaudited condensed interim consolidated and combined carve-out financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information. In the opinion of Management, all adjustments considered necessary for a fair presentation, which are of a normal recurring nature, have been included. All inter-company balances and transactions are eliminated. The footnotes are condensed and do not include all of the disclosures required for a complete set of financial statements. Therefore, the unaudited condensed interim consolidated and combined carve-out financial statements should be read in conjunction with the audited combined carve-out financial statements for the year ended December 31, 2014, included in the Partnership’s Annual Report on Form 20-F/A filed with the Securities and Exchange Commission (“SEC”) on November 30, 2015 (the “Form 20-F/A”).

As of August 13, 2014, financial statements of the Partnership are consolidated since it was a separate legal entity owning the interests in the subsidiaries and joint ventures. At the closing of the IPO, the transfer of the interests was recorded at Höegh LNG’s consolidated book values. Prior to that date, the income statement, balance sheet and cash flows, as converted to US GAAP, have been carved out of the consolidated financial statements of Höegh LNG and are presented on a combined carve-out basis for the Combined Entities. The combined carve-out financial statements include the related assets, liabilities, revenues, expenses and cash flows directly attributable to Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung. In addition, the investment in 50% of the joint ventures using the equity method of accounting, and the related advances to joint ventures and interest income on the advances, are included in the consolidated and combined carve-out financial statements. The combined carve-out financial statements prior to August 13, 2014, also include allocations of certain administrative expenses.

Included in the combined carve-out equity as of August 12, 2014, were amounts related to promissory notes and related accrued interest due to Höegh LNG. Höegh LNG’s receivables for the promissory notes and related accrued interest of the Partnership’s subsidiaries were contributed to the Partnership as part of the Formation transactions. Refer to note 3 for additional discussion of the contribution. As a result, the liabilities of the Partnership’s subsidiaries are eliminated on consolidation since they were no longer external liabilities to the Partnership. Accordingly, this is equivalent to not transferring the subsidiaries’ liabilities to the Partnership. Therefore, the corresponding amounts have been eliminated for the Partnership’s opening equity position as of August 12, 2014. Details of the liabilities eliminated are as follows:

As of
August 12,
(in thousands of U.S. dollars)	2014
Accrued interest on $48.5 million Promissory note due to Höegh LNG transferred to Partnership	$(1,684)
Accrued interest on $101.5 million Promissory note due to Höegh LNG transferred to Partnership	(2,947)
$40.0 million Promissory note and accrued interest due to Höegh LNG transferred to Partnership	(41,168)

Elimination to equity as of August 12, 2014	$45,799

It has been determined that PT Hoegh LNG Lampung, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity’s residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity’s expected residual returns and substantially all of the entity’s activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated and combined carve-out financial statements. Dividends may only be paid if the retained earnings are positive under Indonesian law and requirements are fulfilled under the Lampung facility. As of June 30, 2015, PT Hoegh LNG Lampung has negative retained earnings and therefore cannot make dividend payments under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loans that can be made to the Partnership. Refer to note 9.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support at the time of its initial investment. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership’s carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated and combined carve-out balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $9.1 million and $9.8 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $29.4 million and $28.4 million, respectively, as of June 30, 2015 and December 31, 2014. The Partnership’s carrying value for SRV Joint Gas Two Ltd., consists of a receivable for the advances of $8.5 million and $9.1 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $32.4 million and $31.2 million, respectively, as of June 30, 2015 and December 31, 2014 . The major reason that the Partnership’s accumulated losses in the joint ventures are net liabilities is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution.

Significant Accounting Policy [Policy Text Block]
b.	Significant accounting policies

The accounting policies used in the preparation of the unaudited condensed interim consolidated and combined carve-out financial statements are consistent with those applied in the audited consolidated and combined carve-out financial statements for the year ended December 31, 2014 included in the Partnership’s Form 20-F/A.

New Accounting Pronouncements, Policy [Policy Text Block]
c.	Recent accounting pronouncements

There are no recent accounting pronouncements, whose adoption had a material impact on the consolidated and combined carve-out financial statements for the three months ended June 30, 2015. The following recent accounting pronouncements are effective for future periods.

In February 2015, the Financial Accounting Standards Board (“FASB”) issued revised guidance for consolidation; Amendments to the Consolidation Analysis. The new guidance requires that entities re-evaluate their consolidation conclusions for their variable interests in other legal entities. The amendments are effective for annual and interim periods beginning after December 31, 2015. The Partnership is assessing what impact, if any, the adoption of this guidance will have on the consolidated and combined carve-out financial position, results of operations and cash flows.

In April 2015, the FASB issued revised guidance for the classification of debt issuance cost; Simplifying the Presentation of Debt Issuance Cost. Under the new guidance, deferred debt issuance cost will no longer be classified as assets but presented as a direct deduction from the carrying amount of the associated debt in the balance sheet. The presentation in the balance sheet will be adjusted on a retrospective basis. The amendments are effective for annual and interim periods beginning after December 31, 2015 and early adoption is permitted. Implementation of the revised guidance will result in a change in the classification of the deferred debt issuance cost on the Partnership’s consolidated and combined carve-out balance sheet.

Restatement of Previously Announced Results [Policy Text Block]
d.	Restatement of previously announced results

Certain of the unaudited condensed interim consolidated and combined carve-out financial statements for the three and six months ended June 30, 2015 and 2014 have been restated for the items set forth below from the Partnership’s previously announced results for the three months ended June 30, 2015 and 2014 that were included in a press release dated August 27, 2015 (the “original press release”) furnished to the SEC on a Form 6-K on August 27, 2015.

See the Form 20-F/A filed with the SEC on November 30, 2015 for further information.